Nature of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Nature of Business
Nature of Business
Mirion Technologies, Inc. (“Mirion”, the “Company” or “Successor” or “us” and formerly GS Acquisition Holdings Corp II (“GSAH”)) is a global provider of radiation detection, measurement, analysis, and monitoring products and services to the medical, nuclear, and defense end markets. We provide products and services through our two operating and reportable segments; (i) Medical and (ii) Industrial. The medical segment provides radiation oncology quality assurance, delivering patient safety solutions for diagnostic imaging and radiation therapy centers around the world, dosimetry solutions for monitoring the total amount of radiation medical staff members are exposed to over time, radiation therapy quality assurance solutions for calibrating and verifying imaging and treatment accuracy, and radionuclide therapy products for nuclear medicine applications such as shielding, product handling, medical imaging furniture, and rehabilitation products. The industrial segment provides robust, field ready personal radiation detection and identification equipment for defense applications and radiation detection and analysis tools for power plants, labs, and research applications. Nuclear power plant product offerings are used for the full nuclear power plant lifecycle including core detectors and essential measurement devices for new build, maintenance, decontamination and decommission equipment for monitoring and control during fuel dismantling and remote environmental monitoring.
The Company is headquartered in Atlanta, Georgia and has operations in the United States, Canada, the United Kingdom, France, Germany, Finland, China, Belgium, Netherlands, Estonia, and Japan.
On October 20, 2021 (the “Closing Date”), the Company, consummated its previously announced business combination (the “Business Combination”) pursuant to the certain business combination agreement (the “Business Combination Agreement”). In connection with the Business Combination, stockholders of GSAH elected to redeem 14,628,610 shares of Class A common stock, par value $0.0001 per share, of the Company (the “Class A common stock”), representing approximately 19.5% of the Company’s issued and outstanding Class A common stock before giving effect to the Business Combination.
GSAH was originally incorporated as a Delaware corporation on May 31, 2018 for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. GSAH units, each of which consisted of one share of Class A common stock and one fourth of one warrant were sold in GSAH’s initial public offering on June 29, 2020. GSAH units, Class A common stock and warrants were listed on the New York Stock Exchange (the “NYSE”) under the symbols, “GSAH.U”, “GSAH” and “GSAH.WS”, respectively. On the Closing Date, GSAH was renamed Mirion Technologies, Inc. Our Class A common stock and warrants are listed on the NYSE under the ticker symbols “MIR” and “MIR WS”, respectively.
As contemplated by the Business Combination Agreement, the Company became the corporate parent of Mirion Technologies TopCo., Ltd. (“Mirion TopCo”). In order to implement a structure similar to that of an
“Up-C,”
the Company established a Delaware corporation, Mirion IntermediateCo, Inc. (“IntermediateCo”), as a subsidiary of the Company.
The aggregate business combination consideration (the “Business Combination Consideration”) paid by the Company to the selling shareholders of Mirion TopCo (the “Sellers”) in connection with the consummation of the Business Combination was $1.3 billion in cash, 30,401,902 newly issued shares of Class A common stock and 8,560,540 newly issued shares of the Company’s Class B common stock that have voting rights but no economic interest in the Company, par value $0.0001 per share (the “Class B common stock” and, together with the Class A common stock, the “Common Stock”).

Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
The accompanying Consolidated Financial Statements and Notes to Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for financial statements and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). The Consolidated Financial Statements include the accounts of the Company and its wholly owned and majority-owned or controlled subsidiaries. For consolidated subsidiaries where our ownership is less than 100%, the portion of the net income or loss allocable to noncontrolling interests is reported as “Income (Loss) attributable to noncontrolling interests” in the Consolidated Statements of Operations. All intercompany accounts and transactions have been eliminated in consolidation.
The Company recognizes a noncontrolling interest for the portion Class B common stock of IntermediateCo that is not attributable to the Company. See Note 20,
Noncontrolling Interests.
On October 20, 2021, the Board of Directors determined to change Mirion TopCo’s fiscal year end from June 30 of each year to December 31 of each year in order to align Mirion’s fiscal year end with GSAH’s fiscal year end.
Predecessor and Successor Reporting
The financial statements separate the Company’s presentation into two distinct periods. The period before the Closing Date of the Business Combination (the “Predecessor Period”) depicts the financial statements of Mirion TopCo, and the period after the Closing (the “Successor Period”) depicts the financial statements of the Company, including the consolidation of GSAH with Mirion Technologies, Inc.
The Business Combination is being accounted for under ASC 805, Business Combinations. GSAH has been determined to be the accounting acquirer. Mirion Technologies, Inc. constitutes a business in accordance with ASC 805 and the business combination constitutes a change in control. Accordingly, the Business Combination is being accounted for using the acquisition method. Under this method of accounting, Mirion TopCo is treated as the “acquired” company for financial reporting purposes and our net assets are stated at fair value, with goodwill or other intangible assets recorded. Refer to Note 2,
Acquisitions
, for further detail.
As a result of the application of the acquisition method of accounting in the Successor Period, the financial statements for the Successor Period are presented on a full step-up
basis as a result of the Business Combination, and are therefore not comparable to the financial statements of the Predecessor Period.
Filing Status
Mirion qualified as a large accelerated filer following the end of its fiscal year ended December 31, 2021. Before such time, the Company qualified as an emerging growth company. Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such an election to opt out is irrevocable. The Company historically elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, adopted the new or revised standard at the time private companies adopted the new or revised standard.
This may make comparison of the Company’s financial statements for historical periods with those of another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Segments
The Company manages its operations through two operating and reportable segments: Medical and Industrial. These segments align the Company’s products and service offerings with customer use in medical and industrial markets and are consistent with how the Company’s Chief Executive Officer, its Chief Operating Decision Maker (“CODM”), reviews and evaluates the Company’s operations. The CODM allocates resources and evaluates the financial performance of each operating segment. The Company’s segments are strategic businesses that are managed separately because each one develops, manufactures and markets distinct products and services. Refer to Note 16,
Segments
, for further detail.

Use of Estimates
Use of Estimates
Management estimates and judgments are an integral part of financial statements prepared in accordance with GAAP. We believe that the critical accounting policies listed below address the more significant estimates required of management when preparing our consolidated financial statements in accordance with GAAP. We consider an accounting estimate critical if changes in the estimate may have a material impact on our financial condition or results of operations. We believe that the accounting estimates employed are appropriate and resulting balances are reasonable; however, actual results could differ from the original estimates, requiring adjustment to these balances in future periods. The accounting policies that reflect our more significant estimates, judgments and assumptions and which we believe are the most critical to aid in fully understanding and evaluating our reported financial results include but are not limited to: business combinations, goodwill and intangible assets; standalone selling prices for revenue arrangements with multiple elements and estimated progress toward completion for certain revenue contracts; uncertain tax positions and tax valuation allowances and derivative warrant liabilities.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all cash on deposit and money market accounts purchased with original maturities of three months or less to be cash and cash equivalents. Cash equivalents primarily consist of amounts held in interest-bearing money market accounts that are readily convertible to cash.
The Company maintains cash in bank deposit accounts that, at times, may exceed the insured limits of the local country, which may lead to a concentration of credit risk. Substantially all of the Company’s cash and cash equivalent balances were deposited with financial institutions which management has determined to be high-credit quality institutions. The Company has not experienced any losses in such accounts.

Restricted Cash
Restricted Cash
The Company maintains restricted cash and cash equivalent accounts with various financial institutions to support performance bonds with irrevocable letters of credit for contractual obligations to certain customers. As of December 31, 2021, June 30, 2021, and June 30, 2020 combined current and non-current
restricted cash on the consolidated balance sheets was $1.3 million, $1.3 million, and $1.6 million respectively.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is based on the Company’s assessment of the collectability of customer accounts. The Company regularly reviews the allowance by considering factors such as historical experience, credit quality, the age of the accounts receivable balances and current economic conditions that may affect a customer’s ability to pay. The allowance for doubtful accounts was $5.4 million, $6.1 million, and $1.9 million as of December 31, 2021, June 30, 2021, and June 30, 2020 respectively.

Inventories
Inventories
Inventories are stated at the lower of cost or net realizable value. Cost is computed using actual costs or standard costs that approximate actual cost, determined on a first-in,
first-out
basis. A portion of the inventory relates to evaluation units located at customer locations to facilitate customer tests prior to purchasing. Inventories also include completed products and in-process
customer projects for which the related revenue has been deferred pending delivery, completion of services or determination that all customer-specific acceptance criteria have been met. Inventory in excess of expected future demand or obsolete inventory is written down to its estimated realizable value based on future demand forecasts and historical demand trends.

Deferred Cost of Revenue
Deferred Cost of Revenue
Deferred cost of revenue consists of the direct costs associated with production for identified projects for which the revenue has been deferred in accordance with the Company’s revenue recognition policies. Deferred costs are recognized as cost of revenues in the same period that the related revenues are recognized.

Other Current Assets
Other Current Assets
Other current assets are primarily comprised of various prepaid assets including prepaid insurance, short-term marketable securities, and income tax receivables. The prepaid insurance was $5.3 million, $0.8 million, and $0.3 million as of December 31, 2021, June 30, 2021, and June 30, 2020, respectively. The short-term marketable securities were $4.9 million, $4.6 million, and $3.5 million as of December 31, 2021, June 30, 2021, and June 30, 2020, respectively. The income tax receivables were $2.8 million, $3.6 million, and $0.5 million as of December 31, 2021, June 30, 2021, and June 30, 2020, respectively.

Lease Assets
Lease Assets
We adopted the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 842 on July 1, 2021 using the modified retrospective approach and, as a result, did not restate prior periods. The Company leases certain logistics, office, and manufacturing facilities, as well as vehicles, copiers and other equipment. We record our operating lease right of use (“ROU”) assets and liabilities at the commencement date of the lease based on the present value of lease payments over the lease term.
ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Our leases may include options to extend or terminate the lease. These options to extend are included in the lease term when it is reasonably certain that we will exercise that option. While some leases provide for variable payments, they are not included in the ROU assets and liabilities because they are not based on an index or rate. Variable payments for real estate leases primarily relate to common area maintenance, insurance, taxes and utilities. Variable payments for equipment, vehicles and leases within supply agreements primarily relate to usage, repairs, and maintenance. As the implicit rate is not readily determinable for our leases, we apply a portfolio approach using an estimated incremental borrowing rate to determine the initial present value of lease payments over the lease terms on a collateralized basis over a similar term, which is based on market and company specific information. We use the unsecured borrowing rate and risk-adjust that rate to approximate a collateralized rate, and apply the rate based on the currency of the lease, which is updated on a quarterly basis for measurement of new lease liabilities.
We have made an accounting policy election to not recognize ROU assets and liability for leases with a term of 12 months or less unless the lease includes an option to renew or purchase the underlying asset that are reasonably certain to be exercised. In addition, the Company has applied the practical expedient to account for the lease and non-lease
components as a single lease component for all of the Company’s leases.
See Note 9,
Leased Assets
for additional details.

Property, Plant, and Equipment
Property, Plant, and Equipment
Property, plant, and equipment are carried at cost, net of accumulated depreciation and amortization. Property, plant and equipment acquired through the acquisition of a business are recorded at their estimated fair value at the date of acquisition.
Depreciation is computed when an asset is placed into service using the straight-line method over the estimated useful life of the asset. The Company capitalizes costs incurred in the acquisition and development of software for internal use, including the costs of software, materials, consultants, and payroll-related costs of employees incurred in developing internal-use
computer software. Development costs related to
internal-use
software are amortized using the straight-line method over the shorter of the software license or the estimated useful life of the software. Leasehold improvements are amortized using the straight-line method over the shorter of the related lease term or the estimated useful life of the improvements. Repair and maintenance costs are expensed as incurred.
Estimated useful lives are periodically reviewed and, when appropriate, changes to estimates are made prospectively. When certain events or changes in operating conditions occur, asset lives may be adjusted, and an impairment assessment may be performed on the recoverability of the carrying amounts. Refer to Note 5,
Property, Plant and Equipment, net
, for disclosure of estimated useful lives.
When property, plant equipment is retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the balance sheet. Any difference between the net asset value and the proceeds on sale are charged or credited to income.

Business Combinations
Business Combinations
We account for business acquisitions in accordance with ASC 805, “Business Combinations”. This standard requires the acquiring entity in a business combination to recognize all the assets acquired and liabilities assumed in the transaction and establishes the acquisition date fair value as the measurement objective for all assets acquired and liabilities assumed in a business combination. Certain provisions of this standard prescribe, among other things, the determination of acquisition date fair value of consideration paid in a business combination (including contingent consideration) and the exclusion of transaction and acquisition-related restructuring costs from acquisition accounting.
The determination of the fair value of assets acquired and liabilities assumed involves assessments of factors such as the expected future cash flows associated with individual assets and liabilities and appropriate discount rates at the closing date of the acquisition. For non-observable
market values, the Company determines fair value using acceptable valuation principles (e.g., multiple excess earnings, relief from royalty and cost methods).
Results of operations for acquired companies are included in our consolidated results of operations from the date of acquisition.

Goodwill
Goodwill
Goodwill represents the excess of the purchase price paid over the estimated fair value of the net assets acquired and liabilities assumed in the acquisition of a business.
Goodwill has an indefinite useful life, and is not amortized, but instead tested for impairment annually during the fiscal year fourth quarter or more often if events or changes in circumstances indicate that the carrying amount may exceed fair value as set forth in ASC 350, “Intangibles — Goodwill and Other.” The Company tests for goodwill impairment at the reporting unit level, which is an operating segment or one level below an operating segment. The amount of goodwill acquired in a business combination that is assigned to one or more reporting units as of the acquisition date is the excess of the purchase price of the acquired businesses (or portion thereof) included in the reporting unit, over the fair value assigned to the individual assets acquired or liabilities assumed from a market participant perspective. Goodwill is assigned to the reporting unit(s) expected to benefit from the synergies of the combination even though other assets or liabilities of the acquired entity may not be assigned to that reporting unit.
ASC 350 allows an optional qualitative assessment as part of annual impairment testing, prior to a quantitative assessment test, to determine whether it is more likely than not that the fair value of a reporting unit exceeds its carrying amount. If a qualitative assessment determines an impairment is more likely than not, the Company is required to perform a quantitative impairment test. Otherwise, no further analysis is required. Alternatively, the Company may elect to proceed directly to the quantitative impairment test.
In conducting a qualitative assessment, the Company analyzes actual and projected growth trends for net sales and margin for each reporting unit, as well as historical performance versus plan and the results of prior quantitative tests performed. Additionally, the Company assesses factors that may impact its business, including macroeconomic conditions and the related impact, market-related exposures, plans to market for sale all or a portion of the business, competitive changes, new or discontinued product lines, changes in key personnel, and any potential risks to projected financial results.
If performed, the quantitative test compares the fair value of a reporting unit with its carrying amount. We determine the fair value of each reporting unit by estimating the present value of expected future cash flows, discounted by the applicable discount rate, and peer company multiples. If the carrying value exceeds the fair value, the Company recognizes an impairment loss in the amount equal to the excess, not to exceed the total amount of goodwill allocated to that reporting unit.
Based upon our review and analysis, no impairments were deemed to have occurred during any of the years presented. Refer to Note 7,
Goodwill and Intangible Assets,
for further detail.

Intangible Assets
Intangible Assets
Intangible assets relate to the value associated with our developed technology, customer relationships, backlog, and trade names at the time of acquisition through business combinations.
The Company determined the fair value of intangible assets acquired through an income approach, using the excess earnings method for customer relationships and backlog. Under the excess earnings method, an intangible asset’s fair value is equal to the present value of the incremental after-tax
cash flows attributable solely to the intangible asset over its remaining useful life. The relief from royalty method was used to determine the fair value of developed technology and tradename. The valuation models were based on estimates of future operating projections of the acquired business and rights to sell products as well as judgments on the discount rates used and other variables. We determined the forecasts based on a number of factors, including our best estimate of near-term net sales expectations and long-term projections, which include review of internal and independent market analyses. The discount rate used was representative of the weighted average cost of capital.
The customer relationships definite lived intangible assets are amortized using the double declining balance method with estimated useful lives ranging from 6 to 13 years, while all other definite lived intangible assets are amortized on a straight-line basis over their estimated useful lives, ranging from 5 to 16 years for developed technology and 1 to 10 years for tradenames and other. The Company regularly evaluates the amortization period assigned to each intangible asset to ensure that there have not been any events or circumstances that warrant revised estimates of useful lives. Refer to Note 7,
Goodwill and Intangible Assets
, for further detail.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews long-lived assets and definite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If an evaluation of recoverability is required, the estimated undiscounted future cash flows associated with the asset group are compared to the asset group’s carrying amount to determine if a write-down is required. If the undiscounted cash flows are less than the carrying amount, an impairment loss is recorded to the extent that the carrying amount exceeds the fair value. No impairment was recorded during any periods or fiscal years presented.
Facility and Equipment Decommissioning Liabilities
Facility and Equipment Decommissioning Liabilities
The Company has asset retirement obligations (“ARO”) consisting primarily of equipment and facility decommissioning costs. The estimated fair value of these ARO liabilities is recognized in the period in which the liability is generated and a corresponding increase to the carrying value of the related asset is recorded and depreciated over the useful life of the asset. The Company’s estimates of its ultimate AROs could change because of changes in regulations, the extent of environmental remediation required, the means of reclamation, cost estimates, exit or disposal activities or time period estimates.
ARO liabilities totaled $3.1 million, $3.7 million, and $4.0 million at December 31, 2021, June 30, 2021, and June 30, 2020, respectively, and were included in deferred income taxes and other liabilities on the consolidated balance sheets. Accretion expense related to these liabilities was not material for any periods or fiscal years presented.

Product Warranty
Product Warranty
The Company offers warranties against material defects for most of its products for a specified time period, usually twelve to twenty-four months from delivery or acceptance. When the related revenues are recognized, the Company provides for the estimated future costs of warranty obligations in cost of revenues. The accrued warranty costs represent the Company’s best estimate at the time of sale of the total costs that will be incurred to repair or replace product parts that fail while still under warranty.
The amount of the accrued estimated warranty cost obligations for established products is based on historical experience as to product failures adjusted for current information on repair costs. For new products, estimates include the historical experience of similar products, as well as a reasonable allowance for warranty expenses associated with the new products. On a quarterly basis, the Company reviews the accrued warranty costs and updates the historical warranty cost trends, if required.

Revenue Recognition
Revenue Recognition
Prior to July 1, 2019, the Company recognized revenue based on ASC 605, when there was persuasive evidence of an arrangement, product delivery had occurred or services had been provided, the sales price was fixed or determinable and collectability was reasonably assured. Beginning on July 1, 2019, the Company recognizes revenue based on ASC 606 as performance obligations are satisfied by transferring control of promised goods or service to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. See “
Recently Adopted Accounting Guidance”
below for a discussion of the change in revenue recognition accounting that became effective on July 1, 2019.
ASC 606
The Company recognizes revenue from arrangements that include performance obligations to design, engineer, manufacture, deliver, and install products. The Company identifies a performance obligation for each promise in a contract to transfer a distinct good or service to the customer. As part of its assessment, the Company considers all goods and/or services promised in the contract, regardless of whether they are explicitly stated or implied by customary business practices. The Company’s contracts may contain either a single performance obligation, including the promise to transfer individual goods or services that are not separately distinct within the context of the respective contracts, or multiple performance obligations. For contracts that contain multiple performance obligations, the Company allocates the consideration to which it expects to be entitled to each performance obligation based on relative standalone selling prices and recognizes the related revenue when or as control of each individual performance obligation is transferred to customers. The Company does not assess whether promised goods or services are performance obligations if they are immaterial in the context of the contract with the customer. The Company combines multiple contracts entered into at or around the same time with a customer if the contracts are negotiated as a package with a single commercial objective, the consideration paid under the contracts depends on the price or performance of the other contract, or if the goods or services promised in the contracts are a single performance obligation. Service revenues (service-type warranty, post contract support, installation, and subscription-based services) are recognized over time as the customers receive and consume benefits of such services simultaneously. Assurance-type warranties guarantee that a product complies with agreed-upon specifications and accordingly are not separate performance obligations. A provision for these warranties is recognized in the period during which the associated revenue is recognized. In most cases, installation services represent a separate performance obligation. The customer simultaneously receives and consumes the benefits as the installation services are performed, as other entities could complete the installation at any point during the installation process. When the product and installation service are determined to be a combined performance obligation, revenue is recognized over time as the installation is performed and included in product revenue in the consolidated statement of operations.
Variable consideration such as rebates, sales discounts and sales returns are estimated and treated as a reduction of revenue in the same period the related revenue is recognized. These are estimated based on contractual terms, historical practices, and current trends, and are adjusted as new information becomes available. Revenues exclude any taxes that the Company collects from customers and remits to tax authorities. Amounts billed to customer for shipping and handling are included in revenue, while the related shipping and handling costs are reflected in cost of products in the period in which revenue is recognized. The Company has elected a practical expedient under ASC 606 that allows for shipping and handling activities that occur after the customer has obtained control of a good to be accounted for as a fulfillment cost. The Company does not adjust the promised amount of consideration for the effects of a significant financing component, if, at contract inception, the Company expects the period between the time when the Company transfers a promised good or service to the customer and the time when the customer pays for that good or service will be one year or less.
The Company exercises judgment in determining the timing of revenue by analyzing the point in time or the period over which the customer has the ability to direct the use of and obtain substantially all of the remaining benefits of the performance obligation. Typically, over-time revenue recognition is based on the utilization of an input measure used to measure progress, such as costs incurred to date relative to total estimated costs. Changes in total estimated costs are recognized using the cumulative catch-up
method of accounting which recognize the cumulative effect of the changes on current and prior periods in the current period. Accordingly, the effect of the changes on future periods of contract performance is recognized as if the revised estimate had been the original estimate. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined. A significant change in an estimate on one or more contract could have a material effect on the Company’s consolidated financial position, results from operations, or cash flows. However, there were no significant changes in estimated contract costs for the Successor Period of October 20, 2021 through December 31, 2021, the Predecessor Periods of July 1, 2021 through October 19, 2021 and the fiscal year ended June 30, 2021.
If a performance obligation does not qualify for over-time revenue recognition, revenue is then recognized at the point-in-time
in which control of the distinct good or service is transferred to the customer, typically based upon the terms of delivery.
Certain of the Company’s products are sold through distributors and third-party sales representatives under standard agreements whereby distributors purchase products from the Company and resell them to customers. These agreements give distributors the right to sell the Company’s products within certain territories and establish minimum order requirements. These arrangements do not provide stock rotation or price protection rights and do not contain extended payment terms. Rights of return are limited to repair or replacement of delivered products that are defective or fail to meet the Company’s published specifications. Provisions for these warranty costs are recognized in the same period that the related revenue is recorded similar to other assurance-type warranties.
Revenue derived from passive dosimetry and analytical services is of a subscription nature and is provided to customers on an agreed-upon recurring monthly, quarterly or annual basis. Services are provided to the customer via passive dosimeter badges that the Company supplies to customer personnel. Depending on the type of badge utilized, either customers return the used badges to the Company for analysis, or they obtain the analysis directly via a self-service web portal. The Company believes that badge production, badge wearing, badge analysis and report preparation are not individually distinct and therefore a single performance obligation recognized over time. Revenue is recognized ratably over the service period as the service is continuous, and no other discernible pattern of recognition is evident. Many customers pay for these measuring and monitoring services in advance. The amounts are recorded as deferred contract revenue in the consolidated balance sheets and represent customer deposits invoiced in advance for services to be rendered over the service period, net of a reserve for estimated cancellations.
Payment terms for shipments to
end-users
are generally net 30 days. Payment terms for distributor shipments may range from 30 to 90 days. Service arrangements commonly call for payments in advance of performing the work (e.g., extended warranty and service contracts), upon completion of contract milestones (e.g., custom development manufacturing), or a combination of each.
The Company’s costs to obtain contracts are typically comprised of sales commissions. A majority of these costs relate to revenue that is recognized over a period that is less than one year and as such, the Company has elected a practical expedient under ASC 606 to expense these costs as incurred.
Remaining Performance Obligations
The remaining performance obligations for all open contracts as of December 31, 2021 include assembly, delivery, installation, and trainings. The aggregate amount of the transaction price allocated to the remaining performance obligations for all open customer contracts was approximately $747.5 million and $715.8 million as of December 31, 2021 and June 30, 2021, respectively. As of December 31, 2021 the Company expects to recognize approximately 45%, 20%, and 17% of the remaining performance obligations as revenue during the fiscal years 2022, 2023 and 2024, respectively.
Disaggregation of Revenues
A disaggregation of the Company’s revenues by segment, geographic region, timing of revenue recognition and product category is provided in Note 16,
Segment Information
.
ASC 605
Prior to July 1, 2019, the Company recognized revenue from sales contracts when there was persuasive evidence of an arrangement, product delivery had occurred or services had been provided, the sales price was fixed or determinable and collectability was reasonably assured. For sales contracts that contain customer-specific acceptance provisions, revenue and the related costs were deferred until the customer had indicated successful completion of site acceptance tests or the Company had otherwise determined that all customer-specific acceptance criteria had been met. Where the Company performed detailed factory acceptance testing on completed products, which, in some instances, was sufficiently extensive and reliable to demonstrate that its products meet the customer-specified objective acceptance criteria set forth in the related sales arrangements. In such instances, the Company recognized revenue based on delivery terms and prior to the receipt of notification of formal acceptance from the customer.

The Company combined a group of contracts as one project if they are closely related and were in substance, part of a single project with an overall project margin. The Company segmented a contract into several projects when they were of different business substance, for example, with different business negotiation, solutions, implementation plans, and margins.
The Company evaluated each deliverable in an arrangement to determine whether they represented separate units of accounting. A deliverable constituted a separate unit of accounting when it had stand-alone value, and for an arrangement that included a general right of return relative to the delivered products or services, when delivery or performance of the undelivered product or service was considered probable and is substantially controlled by the Company. The Company considers a deliverable to have stand-alone value if the product or service is sold separately by the Company or another vendor or could be resold by the customer on a stand-alone basis at an amount that would substantially recover the original purchase price. Further, the revenue arrangements generally do not include a general right of return relative to the delivered products. Where the aforementioned criteria for a separate unit of accounting are not met, the deliverable is combined with the undelivered element(s) and treated as a single unit of accounting for the purposes of allocation of the arrangement consideration and revenue recognition.
When a sales arrangement contains multiple units of accounting, the Company allocates the total arrangement consideration to each separable element of an arrangement based upon the relative selling price of each element. Allocation of the consideration is determined at arrangement inception based on each unit’s relative selling price, which is determined based on a selling price hierarchy. The relative selling price for a deliverable is based on its vendor-specific objective evidence (“VSOE”) if available, third-party evidence (“TPE”) if VSOE is not available, or estimated selling price if neither VSOE nor TPE is available. The Company then recognizes revenue on each deliverable in accordance with its policies for product and service revenue recognition. The Company is not typically able to determine VSOE or TPE and therefore uses estimated selling prices to allocate revenue between the elements of the arrangement. The Company establishes its best estimate of the selling price considering multiple factors, including, but not limited to, pricing practices in different geographies and through different sales channels, costs and margin objectives, competitive pricing strategies and general market conditions.
The Company limits the amount of revenue recognition for delivered elements to the amount that is not contingent on the future delivery of products or services or future performance obligations or subject to customer-specific cancellation rights.
For all arrangements, amounts billed to a customer related to shipping and handling are classified as revenue while all costs incurred by the Company for shipping and handling are classified as cost of revenue. Provisions and allowances for discounts to customers, estimated sales returns, service cancellations, and other adjustments are provided for in the same period that the related revenue is recorded.
Certain of the Company’s products are sold through distributors and third-party sales representatives under standard agreements whereby distributors purchase products from the Company and resell them to customers. These agreements give distributors the right to sell the Company’s products within certain territories and establish minimum order requirements. These arrangements do not provide stock rotation or price protection rights and do not contain extended payment terms. Rights of return are limited to repair or replacement of delivered products that are defective or fail to meet the Company’s published specifications. Provisions for these warranty costs are recognized in the same period that the related revenue is recorded.
Revenue from certain fixed-price contracts that involve customization of equipment to customer specifications is recorded using a percentage-of-completion
method measured on the
cost-to-cost
basis. Contract costs include all direct materials and labor costs, as well as indirect costs related to contract performance. Changes in job performance, job conditions, and estimated profitability result in revisions to costs and revenue and are recognized in the period in which the revisions are determined. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined. Revenue earned in excess of billings on contracts in progress is classified in the consolidated balance sheet as a current asset and included in costs in excess of billings on uncompleted contracts. Amounts billed in excess of revenue earned are classified as a current liability and included in deferred contract revenue.
Revenue derived from passive dosimetry and analytical services is of a subscription nature and is provided to customers on an agreed-upon recurring monthly, quarterly or annual basis. Services are provided to the customer via passive dosimeter badges that the Company supplies to customer personnel. Depending on the type of badge utilized, either customers return the used badges to the Company for analysis, or they obtain the analysis directly via a self-service web portal. The Company believes that badge production, badge wearing, badge analysis and report preparation are all integral to the benefit that the Company provides to its customers and, therefore, the service period is defined as the period over which all of these services are provided. Revenue is recognized on a straight-line basis over the service period as the service is continuous, and no other discernible pattern of recognition is evident. Many customers pay for these measuring and monitoring services in advance. The amounts are recorded as deferred contract revenue in the consolidated balance sheets and represent customer deposits invoiced in advance for services to be rendered over the service period, net of a reserve for estimated cancellations.
Pertinent to ASC 606 and 605
The Company sells its products and services mainly to large, private and governmental organizations in the Americas, Europe, the Middle East and Asia Pacific regions. The Company performs ongoing evaluations of its customers’ financial condition and limits the amount of credit extended when deemed necessary. The Company generally does not require its customers to provide collateral or other security to support accounts receivable.
No customer represented more than 10% of consolidated revenue for any of the periods and fiscal years presented.
Contract Balances
Revenue earned in excess of billings on contracts in progress (contract assets) are classified in the consolidated balance sheet as a current asset and included in costs in excess of billings on uncompleted contracts. Amounts billed in excess of revenue earned (contract liabilities) are included in deferred contract revenue. For more information, see Note 3,
Contracts in Progress
.

Selling, General and Administrative
Selling, General, and Administrative
The Company’s selling, general and administrative expenses consist of direct and indirect costs related to sales and corporate personnel, facilities, professional services, amortization of intangible assets, share-based compensation, and other operating activities.

Advertising Costs
Advertising Costs
Advertising costs, which the Company expenses when incurred, were approximately $0.4 million, $0.4 million, $0.9 million, $0.9 million, and $0.8 million for the Successor Period from October 20, 2021 through December 31, 2021, the Predecessor Periods from July 1, 2021 through October 19, 2021 and the fiscal years ended June 30, 2021, June 30, 2020, and June 30, 2019 respectively. Trade show costs were approximately $0.5 million, $0.7 million, $0.3 million, $0.6 million, and $0.7 million for the Successor Period from October 20, 2021 through December 31, 2021, the Predecessor Periods from July 1, 2021 through October 19, 2021 and the fiscal years ended June 30, 2021, June 30, 2020, and June 30, 2019 respectively.

Research and Development
Research and Development
Research and development expenses include costs of developing new products and processes, as well as non-project
specific design and engineering costs. Research and development costs are expensed as incurred. Development costs related to software incorporated in the Company’s products are not material.

Warrant Liability
Warrant Liability
As of December 31, 2021, the Company had outstanding warrants to purchase up to 27,249,979 shares of Class A common stock. The Company accounts for the warrants in accordance with the guidance contained in ASC 815, “Derivatives and Hedging”, under which the warrants do not meet the criteria for equity treatment and must be recorded as derivative liabilities. Accordingly, the Company classifies the warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement
at each balance sheet date until the warrants are exercised or expire, and any change in fair value is recognized in the Company’s statement of operations. The fair value of the Public Warrants issued in connection with GSAH’s initial public offering has been measured based on the listed market price of such Public Warrants. As the transfer of Private Placement Warrants to anyone who is not a permitted transferee would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, we determined that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant. The determination of the fair value of the warrant liability may be subject to change as more current information becomes available and accordingly the actual results could differ significantly. Derivative warrant liabilities are classified as non-current
liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities. See Note 17,
Fair Value Measurements
.

Derivative Activities
Derivative Activities
The Company uses certain derivative financial instruments to help manage its risk or exposure to changes in interest rates in relation to variable rate debt and foreign currency exchange rate fluctuations. The Company records these derivatives at fair value in the balance sheet as either an asset or a liability and any changes in fair value are recognized in earnings as incurred.
Prior to July 1, 2017, the Company entered into an interest rate swap cap agreement, which had an initial notional value of $135.0 million, a cap of 2.0% and expired September 2019. In addition, in fiscal 2018, the Company executed an interest rate swap agreement that has a fixed notional value of $205.0 million and expired in March 2020. In March 2020, the Company executed an interest rate cap agreement for a fixed notional value of $542.0 million with a 2% strike price. The agreement was cancelled in November 2021. There was no notional amount for any instruments at December 31, 2021 and June 30, 2021.
The Company recorded an aggregate net income (loss) of $0.8 million, and $(0.8) million in interest expense in the consolidated statements of operations for the fiscal year ended June 30, 2020 and 2019, respectively, related to these interest rate agreements. No expense related to these interest rate agreements were recognized for the Successor Period of October 20, 2021 through December 31, 2021 and the Predecessor periods of July 1, 2021 through October 19, 2021 and the year ended June 30, 2021.

Stock-Based Compensation Awards
Stock-Based Compensation Awards
The Company adopted and obtained stockholder approval at its special meeting of the stockholders on October 19, 2021 of the 2021 Omnibus Incentive Plan (the “2021 Plan”). The purpose of the 2021 Plan is to motivate and reward employees and other individuals to perform at their highest level and contribute significantly to the success of the Company. The 2021 Plan is an omnibus plan that may provide these incentives through grant of stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, other cash-based awards and other stock-based awards to employees, directors, or consultants of the Company. See Note 14,
Stock-based Compensation
, for further information on this plan.
Stock-based compensation is rewarded to employees and directors of the Company and accounted for in accordance with ASC 718, “Compensation—Stock Compensation”. Stock-based compensation expense is recognized for equity awards over the vesting period based on their grant-date fair value. During the Successor Period, the Company uses various forms of long-term incentives including, but not limited to Restricted Stock Units (“RSUs”) and Performance-based RSUs (“PSUs”), provided that the issuance of such stock options was contingent upon the Company filing a registration statement on Form
S-8
with the SEC, which occurred on December 27, 2021. The grant date fair value of the PSUs is determined using a Monte Carlo simulation model. The grant date fair value of the RSUs is determined using the closing price of the Company’s Class A common stock price on the grant date. Stock-based compensation expense is included within the same financial statement caption where the recipient’s other compensation is reported. The Company accounts for forfeitures as they occur.
In conjunction with entering into the Business Combination Agreement, on June 17, 2021 the Sponsor issued membership interests to certain Mirion employees and the current Chairman of the Board of Mirion (collectively, the “Profits Interests”). The Profits Interests are subject to service and performance vesting conditions and do not fully vest until all of the applicable conditions are satisfied. In addition, the Profits Interests are subject to certain forfeiture conditions. Accordingly, these awards have been treated as stock based compensation under ASC 718. The grant date fair value of the Profits Interests is based upon a valuation model using Monte Carlo simulations. As the Profits Interests included the completion of the Business Combination as a vesting condition, the expense that accumulated prior to the Business Combination was recorded on the last day of the Predecessor Period and the remainder is recorded over the future vesting period.
Prior to the Business Combination, the Company accounted for share-based compensation related to restricted stock awards granted to certain employees by recognizing the grant date fair value of the awards over the requisite service period, which is equal to the vesting period. The Company had the option to buy back the unvested awards upon termination of employment at the lesser of the original issuance price paid by employees or the fair value of the shares on the buy-back
date. The Company estimated the value of the restricted stock awards by using the Black-Scholes option valuation model, which requires the use of certain subjective assumptions. Significant assumptions include management’s estimates of the estimated stock price volatility, the expected life of the awards and related employee forfeiture rates.
For more information see Note 14,
Stock-based Compensation
.

Accounting for Income Taxes
Accounting for Income Taxes
The Company accounts for income taxes and the related accounts under the asset and liability method. Deferred tax assets and liabilities are recognized for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Valuation allowances are recorded to reduce deferred tax assets to the amount that will more likely than not be realized. The Company classifies all deferred tax assets and liabilities, and any related valuation allowance, as non-current
in the consolidated balance sheet.
The Company accounts for uncertainty in income taxes using a two-step
approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Company classifies the liability for unrecognized tax benefits as current in the balance sheet, to the extent that the Company anticipates payment or receipt of cash within one year. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes.

Defined Benefit Pension Plans and Other Employee Benefits
Defined Benefit Pension Plans and Other Employee Benefits
The Company has defined benefit pension plans that cover certain of its employees in France, Japan, and Germany. The Company also has a post-retirement plan that provides for the reimbursement of a portion of medical and life insurance premiums for certain retirees and eligible dependents in the United States. Plan liabilities are revalued annually based on assumptions relating to the discount rates used to measure future obligations and expenses, salary-scale inflation rates, mortality and other assumptions. The selection of assumptions is based on historical trends and known economic and market conditions at the time of valuation; however, actual results may differ from the Company’s estimates.

Foreign Currency Translation
Foreign Currency Translation
Local currency is the functional currency for substantially all of the Company’s foreign operations. Assets and liabilities of foreign operations are translated into U.S. dollars using the exchange rates in effect at the balance sheet reporting date, while income and expenses are translated at the average monthly exchange rates during the period. We record gains and losses from the translation of financial statements in foreign currencies into U.S. dollars in other comprehensive income. The income tax effect of currency translation adjustments related to foreign subsidiaries that are not considered indefinitely reinvested is recorded as a component of deferred taxes with an offset to other comprehensive income. We record gains and losses from changes in exchange rates on transactions denominated in currencies other than each reporting location’s functional currency in the consolidated statements of operations for each period.

Concentrations of Risk
Concentrations of Risk
Financial instruments that are potentially subject to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains cash in bank deposit accounts that, at times, may exceed the insured limits of the local country. The Company has not experienced any losses in such accounts.
The Company sells its products and services mainly to large, private and governmental organizations in the Americas, Europe, the Middle East and Asia Pacific regions. The Company performs ongoing evaluations of its customers’ financial condition and limits the amount of credit extended when deemed necessary. The Company generally does not require its customers to provide collateral or other security to support accounts receivable. As of December 31, 2021, June 30, 2021, and June 30, 2020, no customer accounted for more than 10% of the accounts receivable balance.

Loss Per Share
Loss Per Share
Net loss per share of common stock is computed using the
two-class
method required for multiple classes of common stock and participating securities based upon their respective rights to receive dividends as if all income for the period has been distributed.
Net loss per share of common stock is computed using the
two-class
method required for multiple classes of common stock and participating securities based upon their respective rights to receive dividends as if all income for the period has been distributed. Basic loss per share is computed by dividing loss available to common stockholders by the weighted average number of common shares outstanding, adjusted for the outstanding non-vested
shares. Diluted loss per share is computed by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted
method based on the nature of such securities. For periods in which the Company reports net losses, diluted net loss per common share attributable to common stockholders is the same as basic net loss per common share attributable to common stockholders, because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.
Successor Period
Upon the closing of the Business Combination, the following classes of stock were considered in the loss per share calculation.
Class A Common Stock
Holders of shares of our Class A common stock are entitled to one vote for each share held of record on all matters on which stockholders are entitled to vote generally, including the election or removal of directors. The holders of our Class A common stock do not have cumulative voting rights in the election of directors. Holders of shares of our Class A common stock are entitled to receive dividends when and if declared by our Board out of funds legally available therefor, subject to any statutory or contractual restrictions on the payment of dividends and to any restrictions on the payment of dividends imposed by the terms of any outstanding preferred stock. Upon our liquidation, dissolution or winding up and after payment in full of all amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, if any, the holders of shares of our Class A common stock will be entitled to receive pro rata our remaining assets available for distribution. Class A common stock issued and outstanding is included in the Company’s basic loss per share calculation.
Class B Common Stock
Holders of shares of our Class B common stock also hold shares of IntermediateCo Class B common stock on a one-to-one
basis (the “paired interests”). Holders of shares of our Class B common stock are entitled to one vote for each share held of record on all matters on which stockholders are entitled to vote generally, including the election or removal of directors. If at any time the ratio at which shares of IntermediateCo Class B common stock are redeemable or exchangeable for shares of our Class A common stock changes from a one-for-one
basis, the number of votes to which our Class B common stockholders are entitled will be adjusted accordingly. The holders of our Class B common stock do not have cumulative voting rights in the election of directors. Except for transfers to us pursuant to the IntermediateCo Charter or to certain permitted transferees set forth in our Charter, the shares of our Class B common stock and corresponding shares of IntermediateCo Class B common stock may not be sold, transferred or otherwise disposed of.
Holders of shares of our Class B common stock are not entitled to economic interests in us or to receive dividends or to receive a distribution upon our liquidation or winding up. However, if IntermediateCo makes distributions to us other than solely with respect to our Class A common stock, the holders of shares of IntermediateCo Class B common stock will be entitled to receive distributions pro rata in accordance with the percentages of their respective shares of IntermediateCo Class B common stock.
Our shares of Class B common stock are excluded from the calculation of basic and diluted earnings per share because such shares have voting rights but no economic interest in the Company.
Warrants
As described above, the Company has outstanding warrants to purchase up to 27,249,979 shares of Class A common stock. One whole warrant entitles the holder thereof to purchase one share of Mirion Class A common stock at a price of $11.50 per share. The Company’s warrants are not included in the Company’s calculation of basic loss per share but excluded from the calculation of diluted loss per share because their inclusion would be anti-dilutive.
Founder Shares
Founder shares are shares of Class A common stock subject to certain vesting events and forfeiture if a required vesting event does not occur within five years of the closing of the Business Combination. The founder shares are subject to vesting in three equal tranches, based on the volume-weighted average price of the Class A common stock being greater than or equal to $12.00, $14.00 and $16.00 per share for any 20 trading days in any 30 consecutive trading day period. Holders of the founder shares are entitled to vote such founder shares and receive dividends and other distributions with respect to such founder shares prior to vesting, but such dividends and other distributions with respect to unvested founder shares will be set aside by the Company and shall only be paid to the holders of the founder shares upon the vesting of such founder shares.
As the holders of the founder shares are not entitled to participate in earnings unless the vesting conditions are met, the founders shares have been excluded from the calculation of basic earnings per share. The founders shares are also excluded from the calculation of diluted earnings per share because their inclusion would be anti-dilutive.
Predecessor Period
In the Predecessor Periods presented, the rights, including the liquidation, dividend rights, sharing of losses, and voting rights of the A Ordinary Shares and B Ordinary Shares of Mirion TopCo were identical. As the rights of both classes of shares were identical, the undistributed earnings are allocated on a proportionate basis and the resulting net loss per share attributed to common stockholders is therefore the same for A Ordinary Shares and B Ordinary Shares on an individual or combined basis.
The Company’s participating securities include the Company’s non-vested
A Ordinary Shares, as the holders are entitled to
non-forfeitable
dividend rights in the event a dividend were paid on common stock. The holders of non-vested
A Ordinary Shares did not have a contractual obligation to share in losses.
The rights, including the liquidation, dividend rights, sharing of losses, and voting rights of the A Ordinary Shares and B Ordinary Shares are identical. As the rights of both classes of shares were identical, the undistributed earnings were allocated on a proportionate basis and the resulting net loss per share attributed to common stockholders was therefore the same for A Ordinary Shares and B Ordinary Shares on an individual or combined basis.
Basic loss per share is computed by dividing loss available to shareholders by the weighted average number of common shares outstanding, adjusted for the outstanding non-vested
shares. Diluted loss per share is computed by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted
method based on the nature of such securities. For periods in which the Company reports net losses, diluted net loss per common share attributable to shareholders is the same as basic net loss per ordinary share attributable to shareholders, because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Accounting Guidance Issued But Not Yet Adopted
In March 2020, the FASB issued ASU
2020-04
“Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
”.
ASU
2020-04
provides temporary optional expedients and exceptions for applying GAAP guidance on contract modifications and hedge accounting to ease the financial reporting burdens of the expected market transition from the LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate. For all entities, ASU
2020-04
can be adopted after its issuance date through December 31, 2022. The Company is currently evaluating the impact of this ASU.
Recently Adopted Accounting Guidance
In October 2021, the FASB issued ASU
No. 2021-08,
“Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
”
, which requires entities to recognize
and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC 606, Revenue from Contracts with Customers. The guidance will be effective for annual reporting periods beginning after December 15, 2022, including interim periods therein. Early adoption is permitted, including in an interim period for which the financial statements have not been issued. If early adopting in an interim period, the Company is required to apply the amendments to all prior business combinations that have occurred since the beginning of the fiscal year that includes the interim period of application. The Company adopted ASU
2021-08
in the quarter ended December 31, 2021, and retroactively applied the new guidance to all business combinations that occurred since the beginning of the fiscal year. The adoption of ASU
2021-08
resulted in no adjustments being required to the deferred revenue acquired with business combinations that occurred since the beginning of the fiscal year.
In August 2018, the FASB issued ASU
2018-13,
“Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. ASU
2018-13
eliminates, adds and modifies certain disclosure requirements for fair value measurements as part of the FASB’s disclosure framework project. For all entities, ASU
2018-13
is effective for annual and interim reporting periods beginning after December 15, 2019. Certain amendments must be applied prospectively while others are to be applied on a retrospective basis to all periods presented. The Company adopted this guidance as of July 1, 2020, and it did not have a material impact on the consolidated financial statements or related disclosures.
In August 2018, the FASB issued ASU
2018-15,
“Intangibles – Goodwill and Other – Internal Use Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract
”
, which amended the accounting for implementation, setup and other upfront costs for entities that are a customer in a hosting arrangement that is a service contract. ASU
2018-15
was effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. For all other entities, including emerging growth companies, the amendments are effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early adoption is permitted, including adoption in any interim period for which financial statements have not been issued. Application of the amendments can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company adopted this guidance as of July 1, 2021, prospectively, which did not have a material impact on our consolidated financial statements
In June 2016, the FASB issued ASU
2016-13,
“Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
”
, which replaced the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. For trade and other receivables, loans, and other financial instruments, we will be required to use a forward-looking expected loss model rather than the incurred loss model for recognizing credit losses which reflects losses that are probable. Credit losses relating to available-for-sale
debt securities will also be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. Application of the amendments is through a cumulative-effect adjustment to retained earnings as of the effective date. The Company adopted this guidance as of July 1, 2021, prospectively, which did not have a material impact on our consolidated financial statements.
In February 2016, the FASB issued ASU
2016-02,
“Leases (Topic 842)”, which, among other things, requires an entity to recognize a right-of-use
asset and a lease liability on the balance for substantially all leases, including operating leases. Expanded disclosures with additional qualitative and quantitative information are also required. ASC
2016-02
and its related amendments were effective for public companies with interim and annual reporting periods beginning after December 15, 2018, and for non-public
companies, including emerging growth companies, with interim and annual reporting periods beginning after December 15, 2021. Early adoption was permitted.
The Company adopted ASU
2016-02
and its amendments as of July 1, 2021, using the modified retrospective method and under such method no recast of prior-period financial statements was presented. The Company elected the package of practical expedients permitted under the transition guidance, which allowed the Company to carryforward its historical assessments of: (1) whether contracts are or contain leases, (2) lease classification and (3) initial direct costs. In addition, the Company did not elect the hindsight practical expedient to determine the reasonably certain lease term for existing leases. The Company elected a policy of not applying the recognition requirements to leases with a term of less than twelve months. The Company elected to account for lease and non-lease
components as a combined single lease component.
The Company’s adoption of the standard resulted in the recognition of right-of-use
(“ROU”) assets of $47.2 million (net of deferred rent and impairment upon adoption) with corresponding operating lease liabilities of $52.1 million. The Company’s adoption of the standard also resulted in a cumulative-effect adjustment to increase accumulated deficit by $2.9 million, net of taxes, as of July 1, 2021. Refer to Note 9,
Leased Assets,
for further detail. The standard did not materially impact the Company’s consolidated net income or liquidity and did not have an impact on debt-covenant compliance under the Company’s debt agreements. Refer to Note 8,
Borrowings
, for further detail.